NON-CASH TRANSACTIONS	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Supplemental Cash Flow Elements [Abstract]
NON-CASH TRANSACTIONS
10.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the nine months ended January 31, 2017, the following transactions were excluded from the consolidated statement of cash flows:

a)	The commitment to issue 534,480 common shares at the fair value of $119,644 and 534,480 warrants at the fair value of $55,239 pursuant to the promissory notes.

During the nine months ended January 31, 2016, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 3,825,822 common shares at the fair value of $708,883 as payment of interest on the Promissory Notes;

b)	The issuance by the Company of 1,390,294 common shares at the fair value of $54,035 as payment of interest on the Second Promissory Notes; and,

c)	The commitment to issue 1,223,843 common shares at the fair value of $293,623 and 1,223,843 warrants at the fair value of $151,318 pursuant to the Second Promissory Notes.

12.	NON-CASH TRANSACTIONS:

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the year ended April 30, 2016, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 3,825,822 common shares at the fair value of $708,883 as payment of interest on the Promissory Notes;

b)	The issuance by the Company of 1,390,294 common shares at the fair value of $254,835 as payment of interest on the Second Promissory Notes; and

c)	The commitment to issue 1,487,860 common shares at the fair value of $353,408 and 1,487,860 warrants at the fair value of $176,493 pursuant to the Second Promissory Notes.

During the year ended April 30, 2015, the following transactions were excluded from the consolidated statement of cash flows:

a)	The issuance by the Company of 2,363,262 common shares at the fair value of $523,866 as payment of interest on the Promissory Notes;

b)	The commitment to issue of 472,998 common shares at the fair value of $98,640 and 472,998 warrants at the fair value of $60,161 pursuant to the Promissory Notes; and,

c)	The commitment to issue of 679,985 common shares at the fair value of $134,095 and 679,985 warrants at the fair value of $70,729 pursuant to the Second Promissory Notes.